Note 5 - Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Losses on Investment Securities Available for Sale (1)
	2016	2015
Balance beginning of the year	$(12)	$(36)
Other comprehensive loss before reclassifications	(26)	(26)
Amount reclassified from accumulated other comprehensive loss	--	50
Total other comprehensive income	(26)	24
Balance end of the year (loss)	$(38)	$(12)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Details About Other Comprehensive Loss	Amount Reclassified from Accumulated Other Comprehensive Loss (1)		Affected Line Item in the Consolidated Statements of Income
	For the Year Ended December 31,
	2016	2015
Sale of available for sale securities	$--	$(75)	Loss on sales of investment securities
Tax effect	--	25	Income taxes
Total reclassification for the period	$--	$(50)